Disclosure of detailed information about supplemental cash flow information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Obligation to issue shares for acquisition of intangible asset	$ 131,527	$ 192,946	$ 0
Shares issued for intangible assets	401,432	0	0
Intangible assets in accounts payable and accrued liabilities	25,000	0	0
Interest paid	0	1,040	0
Income taxes paid	$ 0	$ 20,693	$ 817,774